Financial instruments-Risk management and fair value - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Mark to market derivative income (expense)	$ 0	$ 0
Investments at fair value	102,100	95,500
Debt including current maturities	$ 1,462,691	$ 1,444,303
Interest rate and cash flow risk
Disclosure of detailed information about financial instruments [line items]
Average interest rate on derivatives	100.00%
Change in interest expense	$ 4,200
Increase decrease in fair value of debt	$ 16,100
U.S. dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk expenses	79.20%
2034 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Effective interest rates of borrowings	1.73%	1.73%
2034 | Long term fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 1,039,821	$ 983,138
2033 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Effective interest rates of borrowings	6.53%
Fixed Rated Debt
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 1,039,800
Variable Rated Debt
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 422,900
Fuel derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hypothetical increases percentage	10.00%
Fuel derivative instruments | 2023 projection
Disclosure of detailed information about financial instruments [line items]
Derivative instrument expense increase	$ 89,100